UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:    ________
         This Amendment (Check only one.): /  /  is a restatement.
                                           /  /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Jeffrey W. Greenberg
Address:          c/o Aquiline Capital Partners LLC
                  535 Madison Avenue, 24th Floor
                  New York, NY 10022

Form 13F File Number:  28-12961

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey W. Greenberg
Phone:   (212) 624-9500

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Greenberg               New York, NY        August 14, 2008
------------------------               ------------        ---------------
[Signature]                            [City, State]       [Date]


Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      ----

28-12958                  Aquiline Capital Partners LLC